Equity - Schedule of Changes in Share Capital (Details) - shares shares in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Changes in Share Capital [Line items]
Issued as at January 1	[1]	259	126		92
Issuance of ADSs		44	93	[1]	32	[1]
Issued as at December 31		930	259	[1]	126	[1]
Vesting of RSUs		1	2	[1]	2	[1]
Exercise of warrants and prefunded warrants		132	38	[1]		[1]
September 2025 Offering [Member]
Schedule of Changes in Share Capital [Line items]
Issuance of ADSs		494		[1]		[1]

[1]	Restated to reflect a 1:10 reverse ratio that took place in March 2026. (see also note 9A)